UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C.  20549


Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  12/31/2013
Check here if Amendment [  ]; Amendment Number:  ______
This Amendment (Check only one.):
[ ] is a restatement.
[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name: 		Birinyi Associates Inc
Address: 	PO Box 711
		Westport, CT 06880

Form 13F File Number:  28-0 4573

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name: Jeffrey Rubin
Title: Director of Research
Phone: 203-341-0833
Signature, Place, and Date of Signing: [X] 13F HOLDINGS REPORT.
(Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]
Form 13F File Number Name 28______
[Repeat as necessary.]

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 	0
Form 13F Information Table Entry Total: _____________________
Form 13F Information Table Value Total: $153,178 (thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state NONE and omit the column headings and list entries.]
No. Form 13F File Number Name
____ 28-________________________
[Repeat as necessary.]


Column 1	Column 2	Column 3	Column 4	Column 5			Column 6	Column 8
Name	Title 	CUSIP	Value	Shrs or	SH/PRN	Put/Call	Investment	Voting authority
of Issuer	of class		(x $1000)	prn amt			discretion	Sole	Shared	None
Altria Group Inc	Common Stock	02209S103	"$1,494"	"47,525"			"47,525"	"47,525"
Amazon.Com Inc	Common Stock	023135106	"$4,083"	"16,275"			"16,275"	"16,275"
American Express	Common Stock	025816109	"$1,313"	"22,850"			"22,850"	"22,850"
Amgen Inc	Common Stock	031162100	$580	"6,727"			"6,727"	"6,727"
Apple Inc	Common Stock	037833100	"$21,859"	"41,075"			"41,075"	"41,075"
Autozone Inc	Common Stock	053332102	$284	800			800	800
B&G Foods Inc	Common Stock	05508R106	"$1,038"	"36,650"			"36,650"	"36,650"
Berkshire Hath-A	Common Stock	084670108	"$1,475"	11			11	11
Boeing Co/The	Common Stock	097023105	$320	"4,250"			"4,250"	"4,250"
Caterpillar Inc	Common Stock	149123101	"$2,173"	"24,250"			"24,250"	"24,250"
Chevron Corp	Common Stock	166764100	"$2,411"	"22,299"			"22,299"	"22,299"
Chipotle Mexican	Common Stock	169656105	$208	700			700	700
Coach Inc	Common Stock	189754104	$387	"6,970"			"6,970"	"6,970"
Coca-Cola Co/The	Common Stock	191216100	$589	"16,250"			"16,250"	"16,250"
Colgate-Palmoliv	Common Stock	194162103	$303	"2,900"			"2,900"	"2,900"
Cons Edison Inc	Common Stock	209115104	"$1,597"	"28,750"			"28,750"	"28,750"
Deere & Co	Common Stock	244199105	$594	"6,870"			"6,870"	"6,870"
Exxon Mobil Corp	Common Stock	30231G102	"$1,441"	"16,650"			"16,650"	"16,650"
General Elec	Common Stock	369604103	"$3,252"	"154,950"			"154,950"	"154,950"
Goldman Sachs Gp	Common Stock	38141G104	$746	"5,850"			"5,850"	"5,850"
Google Inc-Cl A	Common Stock	38259P508	"$10,617"	"15,009"			"15,009"	"15,009"
Ibm	Common Stock	459200101	"$8,014"	"41,838"			"41,838"	"41,838"
Intuitive Surgic	Common Stock	46120E602	"$1,434"	"2,925"			"2,925"	"2,925"
Ishares-Emg Mkt	ETP	464287234	$200	"4,500"			"4,500"	"4,500"
Ishares-Rus 2000	ETP	464287655	$443	"5,250"			"5,250"	"5,250"
Johnson&Johnson	Common Stock	478160104	$393	"5,600"			"5,600"	"5,600"
Jpmorgan Chase	Common Stock	46625H100	"$1,161"	"26,400"			"26,400"	"26,400"
Las Vegas Sands	Common Stock	517834107	$246	"5,320"			"5,320"	"5,320"
Market Vectors O	ETP	57060U191	"$2,685"	"69,500"			"69,500"	"69,500"
Mastercard Inc-A	Common Stock	57636Q104	"$6,269"	"12,760"			"12,760"	"12,760"
Mcdonalds Corp	Common Stock	580135101	"$5,781"	"65,535"			"65,535"	"65,535"
Merck & Co	Common Stock	58933Y105	$252	"6,150"			"6,150"	"6,150"
Microsoft Corp	Common Stock	594918104	$544	"20,350"			"20,350"	"20,350"
Mondelez Inter-A	Common Stock	609207105	$386	"15,159"			"15,159"	"15,159"
Pfizer Inc	Common Stock	717081103	$495	"19,750"			"19,750"	"19,750"
Philip Morris In	Common Stock	718172109	"$2,050"	"24,515"			"24,515"	"24,515"
Priceline.Com	Common Stock	741503403	"$7,237"	"11,665"			"11,665"	"11,665"
Procter & Gamble	Common Stock	742718109	"$2,614"	"38,505"			"38,505"	"38,505"
Qualcomm Inc	Common Stock	747525103	$420	"6,795"			"6,795"	"6,795"
Ralph Lauren Cor	Common Stock	751212101	"$2,384"	"15,904"			"15,904"	"15,904"
Salesforce.Com	Common Stock	79466L302	$328	"1,950"			"1,950"	"1,950"
Schlumberger Ltd	Common Stock	806857108	"$1,414"	"20,405"			"20,405"	"20,405"
Sears Holdings	Common Stock	812350106	$352	"8,500"			"8,500"	"8,500"
Spdr Djia Trust	ETP	78467X109	"$5,640"	"43,195"			"43,195"	"43,195"
Spdr S&P 500 Etf	ETP	78462F103	"$33,833"	"237,575"			"237,575"	"237,575"
Starbucks Corp	Common Stock	855244109	$436	"8,125"			"8,125"	"8,125"
Union Pac Corp	Common Stock	907818108	$270	"2,150"			"2,150"	"2,150"
United Tech Corp	Common Stock	913017109	"$1,021"	"12,445"			"12,445"	"12,445"
Verizon Commu	Common Stock	92343V104	"$5,676"	"131,170"			"131,170"	"131,170"
Walgreen Co	Common Stock	931422109	$246	"6,650"			"6,650"	"6,650"
Wal-Mart Stores	Common Stock	931142103	"$2,323"	"34,050"			"34,050"	"34,050"
Walt Disney Co	Common Stock	254687106	$495	"9,943"			"9,943"	"9,943"
Wells Fargo & Co	Common Stock	949746101	$573	"16,750"			"16,750"	"16,750"
Whole Foods Mkt	Common Stock	966837106	$800	"8,781"			"8,781"	"8,781"